INTANGIBLE ASSET (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 06, 2021	Nov. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	10 years
Intangible assets acquired	$ 3,000,000
Finite-Lived Intangible Assets, Remaining Amortization Period			10 years
Sublease income		$ 1,250,000
Impairment of intangible asset			$ 2,625,000